NATURE OF ORGANIZATION (Details Textual)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Nordic Bulk Holding ApS [Member]
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	51.00%	51.00%
Bulk Nordic Odyssey Ltd [Member]
Nature Of Organization [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Bulk Nordic Orion Ltd [Member]
Nature Of Organization [Line Items]
Percentage Of Ownership Interest Changes Sale Of Interest By Parent	10.00%